OTHER RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
Schedule of Other Receivable [Table TextBlock]
	September 30, 2015	December 31, 2014
	(Unaudited)
Construction deposit	$40,168	$24,436
Subsidy receivable	46,893	48,538
Loan receivables	94,432	97,744
Deposit for equipment purchase	314,772	—
Others	98,744	30,770
	595,009	201,488
Less: allowance for doubtful accounts	(129,214)	(118,873)
	$465,795	$82,615

	December 31,
	2014	2013
Construction deposit	$24,436	$8,183
Subsidy receivable	48,538	48,761
Loan receivables	97,744	114,559
Others	30,770	2,874
	201,488	174,377
Less: allowance for doubtful accounts	(118,873)	(98,193)
	$82,615	$76,184